INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Geographic Allocation of Income (Loss) and Provision for (Benefit from) Income Taxes

Geographic Allocation of Income (Loss) and Provision for (Benefit from) Income Taxes	2024	2023	2022
(In millions) For the years ended December 31,
(Loss) income from continuing operations before income taxes
Domestic	$(505)	$(695)	$(308)
Foreign	1,697	1,199	1,756
Income from continuing operations before income taxes	$1,192	$504	$1,448
Current tax expense
Federal	$148	$80	$211
State and local	16	9	7
Foreign	389	246	373
Total current tax expense	$553	$335	$591
Deferred tax (benefit) expense
Federal	$(141)	$(24)	$(191)
State and local	(31)	(27)	(16)
Foreign	33	(313)	3
Total deferred tax benefit	$(139)	$(364)	$(204)
Provision for (benefit from) income taxes on continuing operations	414	(29)	387
Net income from continuing operations	$778	$533	$1,061

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation to U.S. Statutory Rate	2024	2023	2022
(In millions) For the years ended December 31,
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
Equity earning effect	(0.4)	(1.2)	0.2
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	2.8	4.9	(3.9)
U.S. tax effect of foreign earnings and dividends	4.6	13.0	5.0
Unrecognized tax benefits	(0.1)	(0.1)	1.0
Acquisitions, divestitures and ownership restructuring activities [1]	9.0	(64.4)	2.5
Exchange gains/losses [2]	1.5	(1.1)	0.4
State and local income taxes	(0.6)	(2.8)	0.2
Change in valuation allowance	0.5	—	—
Goodwill impairments	—	33.5	—
Stock-based compensation	0.2	(1.0)	(0.2)
Foreign-derived intangible income (FDII)	(1.9)	(6.0)	(2.0)
Other - net	(1.9)	(1.6)	2.5
Effective tax rate	34.7%	(5.8)%	26.7%
1.Includes a tax expense of $103 million and a tax benefit of $324 million in connection with internal restructurings involving foreign subsidiaries for the years ended December 31, 2024 and 2023, respectively.
2. Principally reflects the impact of foreign exchange gains and losses on net monetary assets for which no corresponding tax impact is realized.
Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Balances at December 31,	2024	2023
(In millions)
Deferred tax assets:
Tax losses and credit carryforwards [1]	$800	$870
Lease liability	98	116
Pension and postretirement benefit obligations	98	46
Other accruals and reserves	124	131
Research and development	268	218
Inventory	7	16
Other – net	254	202
Gross deferred tax assets	$1,649	$1,599
Valuation allowances [1]	(772)	(738)
Total deferred tax assets	$877	$861

Deferred tax liabilities:
Investments	(176)	(204)
Unrealized exchange losses, net	(36)	(17)
Operating lease asset	(98)	(116)
Property	(360)	(343)
Intangibles	(876)	(999)
Total deferred tax liabilities	$(1,546)	$(1,679)
Total net deferred tax liability	$(669)	$(818)
1.Primarily related to recorded tax benefits and the non-realizability of tax losses and credit carryforwards from operations in the United States, Europe and Asia Pacific.

Schedule of Operating Loss and Tax Credit Carryforwards

Operating Loss and Tax Credit Carryforwards	Deferred Tax Asset
(In millions) As of December 31,	2024	2023
Operating loss carryforwards
Expire within 5 years	$5	$40
Expire after 5 years or indefinite expiration	617	624
Total operating loss carryforwards	$622	$664
Tax credit carryforwards
Expire within 5 years	$40	$37
Expire after 5 years or indefinite expiration	138	169
Total tax credit carryforwards	$178	$206
Total Operating Loss and Tax Credit Carryforwards	$800	$870

Schedule of Gross Unrecognized Tax Benefits

Total Gross Unrecognized Tax Benefits	2024	2023	2022
(In millions)
Total unrecognized tax benefits at January 1,	$473	$470	$351
Decreases related to positions taken on items from prior years	(32)	(4)	(4)
Increases related to positions taken on items from prior years	17	3	4
Increases related to positions taken in the current year	5	18	164
Settlement of uncertain tax positions with tax authorities	(21)	(10)	(10)
Decreases due to expiration of statutes of limitations	(5)	(9)	—
Exchange (gain) loss	(9)	5	(9)
Divestiture of M&M	—	—	(26)
Total unrecognized tax benefits at December 31, [1]	$428	$473	$470
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate of continuing operations	$284	$329	$338
Total amount of interest and penalties (benefit) recognized in "Provision for (benefit from) income taxes on continuing operations"	$7	$8	$3
Total accrual for interest and penalties associated with unrecognized tax benefits	$43	$28	$16
1.Total unrecognized tax benefits includes $140 million, $141 million and $128 million of benefits related to discontinued operations at December 31, 2024, 2023 and 2022.
Schedule of Tax Years Subject to Examination
Tax years that remain subject to examination for the Company’s major tax jurisdictions are shown below:

Tax Years Subject to Examination by Major Tax Jurisdiction at December 31, 2024	Earliest Open Year
Jurisdiction
Brazil	2019
Canada	2017
China	2014
Denmark	2020
Germany	2019
Japan	2018
The Netherlands	2019
Switzerland	2019
United States:
Federal income tax [1]	2012
State and local income tax	2012
1. The U.S. Federal income tax jurisdiction is open back to 2012 with respect to EIDP pursuant to the DWDP Tax Matters Agreement.